WRL FREEDOM ACCESS®

WRL FREEDOM ENHANCERSM

WRL FREEDOM BELLWETHERSM

Issued by

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY

WRL SERIES ANNUITY ACCOUNT

Supplement Dated October 26, 2018

to the

Prospectus dated May 1, 2008

AND

WRL FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY

WRL SERIES ANNUITY ACCOUNT

Supplement Dated October 26, 2018

to the

Prospectus dated May 1, 2009

Effective on or about November 1, 2018, based on changes to the underlying fund portfolio, the following changes apply:

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME	OLD SUBADVISOR	NEW SUBADVISOR
TA Aegon Government Money Market	TA BlackRock Government Money Market	Transamerica Aegon Government Money Market VP	Transamerica BlackRock Government Money Market VP	AEGON USA Investment Management, LLC	BlackRock Investment Management, LLC
TA AB Dynamic Allocation	TA BlackRock Smart Beta 40	Transamerica AB Dynamic Allocation VP	Transamerica BlackRock Smart Beta 40 VP	AEGON USA Investment Management, LLC	BlackRock Investment Management, LLC
TA Clarion Global Real Estate Securities	TA BlackRock Global Real Estate Securities	Transamerica Clarion Global Real Estate Securities VP	Transamerica BlackRock Global Real Estate Securities VP	AEGON USA Investment Management, LLC	BlackRock Investment Management, LLC

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the applicable

Variable Annuity and dated as listed above